Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated July 2, 2024
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares MSCI New Zealand ETF (ENZL) (the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around September 3, 2024:

	Current	New

Underlying Index	MSCI New Zealand IMI 25/50 Index	MSCI New Zealand All Cap Top 25 Capped Index
Change to the Fund’s “Principal Investment Strategies”
The first paragraph of the section entitled “Principal Investment Strategies” on page S‑2 of the Summary Prospectus and Prospectus shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI New Zealand All Cap Top 25 Capped Index (the “Underlying Index”). The Underlying Index is a subset of the MSCI New Zealand All Cap Index (the “Parent Index”), which comprises all large-, mid‑, small-, and micro-capitalization stocks listed in New Zealand.
The Underlying Index is a free float-adjusted market capitalization weighted index that includes the 25 largest constituents in the Parent Index and is constrained such that no single “group entity” exceeds 25% of the Underlying Index weight and the sum of all group entities with a weight above 5% does not exceed an aggregate of 50% of the Underlying Index weight, as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index also implements a buffer of 10% of the value of each constraint, such that the weight of any single group entity cannot exceed 22.5% of the Underlying Index weight and all group entities with a weight above 4.5% cannot exceed 45% of the Underlying Index weight.
MSCI defines a group entity as a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine whether constituents are “group entities,” MSCI analyzes the financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature and, consequently, whether both companies should be considered as belonging to the same group entity. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. All group entities are reviewed on an annual basis, though any change in a group entity resulting from a corporate event (e.g., spin offs) or public disclosure will be implemented at the time of the event or as of the close of the last business day of the month, respectively. The Underlying Index is rebalanced on a quarterly basis. As of May 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
Changes to the Fund’s Principal Risks
The following risk factor shall be added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and the Prospectus:
Micro-Capitalization Companies Risk. Compared to larger companies, micro-capitalization companies are likely to be significantly less stable and more susceptible to adverse developments, and their revenues and earnings tend to be less predictable. The securities of micro-capitalization companies are more volatile and less liquid than those of larger companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in larger-capitalization stocks. Micro-capitalization stocks also may be thinly traded, making it difficult for the Fund to buy and sell them.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI New Zealand ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated July 2, 2024
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares MSCI New Zealand ETF (ENZL) (the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around September 3, 2024:

	Current	New

Underlying Index	MSCI New Zealand IMI 25/50 Index	MSCI New Zealand All Cap Top 25 Capped Index
Change to the Fund’s “Principal Investment Strategies”
The first paragraph of the section entitled “Principal Investment Strategies” on page S‑2 of the Summary Prospectus and Prospectus shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI New Zealand All Cap Top 25 Capped Index (the “Underlying Index”). The Underlying Index is a subset of the MSCI New Zealand All Cap Index (the “Parent Index”), which comprises all large-, mid‑, small-, and micro-capitalization stocks listed in New Zealand.
The Underlying Index is a free float-adjusted market capitalization weighted index that includes the 25 largest constituents in the Parent Index and is constrained such that no single “group entity” exceeds 25% of the Underlying Index weight and the sum of all group entities with a weight above 5% does not exceed an aggregate of 50% of the Underlying Index weight, as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index also implements a buffer of 10% of the value of each constraint, such that the weight of any single group entity cannot exceed 22.5% of the Underlying Index weight and all group entities with a weight above 4.5% cannot exceed 45% of the Underlying Index weight.
MSCI defines a group entity as a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine whether constituents are “group entities,” MSCI analyzes the financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature and, consequently, whether both companies should be considered as belonging to the same group entity. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. All group entities are reviewed on an annual basis, though any change in a group entity resulting from a corporate event (e.g., spin offs) or public disclosure will be implemented at the time of the event or as of the close of the last business day of the month, respectively. The Underlying Index is rebalanced on a quarterly basis. As of May 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
Changes to the Fund’s Principal Risks
The following risk factor shall be added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and the Prospectus:
Micro-Capitalization Companies Risk. Compared to larger companies, micro-capitalization companies are likely to be significantly less stable and more susceptible to adverse developments, and their revenues and earnings tend to be less predictable. The securities of micro-capitalization companies are more volatile and less liquid than those of larger companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in larger-capitalization stocks. Micro-capitalization stocks also may be thinly traded, making it difficult for the Fund to buy and sell them.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.